Federated Hermes Government Income Securities, Inc.
Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—59.8%
	Federal Home Loan Mortgage Corporation—23.4%
$1,431,022	2.000%, 4/1/2036	$ 1,289,723
950,304	2.000%, 1/1/2052	790,338
1,692,874	2.000%, 1/1/2052	1,395,742
879,535	2.500%, 10/1/2051	751,994
2,560,717	2.500%, 10/1/2051	2,189,789
1,843,589	2.500%, 2/1/2052	1,582,589
2,319,366	2.500%, 4/1/2052	1,999,707
9,451	3.000%, 1/1/2033	9,040
359,783	3.000%, 1/1/2043	329,340
2,279	3.000%, 10/1/2045	2,053
320,873	3.000%, 11/1/2045	291,652
462,676	3.000%, 5/1/2046	419,964
351,329	3.000%, 10/1/2046	318,896
140,675	3.000%, 11/1/2046	126,985
1,711,883	3.000%, 11/1/2051	1,529,778
13,663	3.500%, 7/1/2042	12,807
695,049	3.500%, 9/1/2043	650,933
12,108	3.500%, 11/1/2047	11,249
126,748	3.500%, 12/1/2047	117,794
1,622,616	3.500%, 7/1/2052	1,504,186
78,573	4.000%, 1/1/2042	75,738
160,449	4.000%, 3/1/2046	154,075
6,415	4.000%, 11/1/2047	6,115
152,659	4.000%, 12/1/2047	146,022
54,658	4.000%, 4/1/2048	52,043
135,639	4.000%, 7/1/2048	129,615
2,186	4.000%, 3/1/2052	2,071
483,742	4.000%, 11/1/2052	457,383
4,284	4.500%, 4/1/2024	4,246
890,778	4.500%, 11/1/2037	877,573
180,772	4.500%, 9/1/2039	179,012
131,254	4.500%, 8/1/2040	130,057
184,424	4.500%, 9/1/2040	182,820
913,356	4.500%, 7/1/2052	888,162
374,479	5.000%, 1/1/2034	376,774
113,473	5.000%, 5/1/2034	114,151
34,762	5.000%, 1/1/2036	35,150
87,768	5.000%, 4/1/2036	88,698
32,349	5.000%, 4/1/2040	32,951
89,324	5.000%, 5/1/2040	90,937
104,790	5.000%, 7/1/2040	106,670
76,722	5.500%, 3/1/2029	76,956
624,043	5.500%, 5/1/2034	637,553
44,430	5.500%, 11/1/2037	45,860
41,013	6.000%, 4/1/2036	42,493

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 3	7.000%, 9/1/2030	$ 3
26,278	7.000%, 1/1/2032	27,727
60,555	7.000%, 1/1/2032	63,995
41,157	7.000%, 4/1/2032	43,292
36,863	7.000%, 4/1/2032	38,983
105,717	7.000%, 4/1/2032	111,302
45,696	8.000%, 2/1/2031	48,764
	TOTAL	20,591,750
	Federal National Mortgage Association—36.3%
899,736	2.000%, 4/1/2036	810,615
1,712,610	2.000%, 5/1/2036	1,537,085
3,925,945	2.000%, 7/1/2050	3,238,095
1,113,382	2.000%, 3/1/2051	917,963
2,731,025	2.000%, 5/1/2051	2,251,679
925,082	2.000%, 7/1/2051	762,713
7,226,367	2.000%, 2/1/2052	5,946,713
479,551	2.500%, 11/1/2049	413,458
391,522	2.500%, 12/1/2049	337,562
949,569	2.500%, 5/1/2052	812,021
1,038,853	3.000%, 1/1/2036	985,880
394,323	3.000%, 10/1/2046	355,949
701,486	3.000%, 11/1/2046	633,221
374,482	3.000%, 11/1/2046	336,167
135,764	3.000%, 1/1/2047	122,552
531,080	3.000%, 1/1/2047	479,398
114,789	3.000%, 2/1/2047	104,299
3,091	3.000%, 12/1/2047	2,794
1,563,128	3.000%, 5/1/2051	1,389,032
284,071	3.500%, 4/1/2026	276,368
1,537,605	3.500%, 8/1/2037	1,475,912
1,568,220	3.500%, 9/1/2037	1,504,809
9,962	3.500%, 9/1/2042	9,311
1,006,218	3.500%, 8/1/2046	933,249
448,990	3.500%, 9/1/2046	421,341
381,839	3.500%, 10/1/2047	353,433
176,670	3.500%, 12/1/2047	164,355
330,429	3.500%, 1/1/2048	305,640
1,614,166	3.500%, 11/1/2050	1,509,342
166,789	4.000%, 2/1/2041	160,869
255,623	4.000%, 2/1/2048	244,510
53,344	4.000%, 2/1/2048	51,009
1,141	4.000%, 2/1/2048	1,094
59,527	4.000%, 2/1/2048	56,827
143,328	4.000%, 9/1/2048	136,963
9,017	4.000%, 5/1/2052	8,496
34,585	4.500%, 10/1/2040	34,286
115,316	4.500%, 4/1/2041	114,319
332	5.000%, 12/1/2023	330
235,046	5.000%, 7/1/2034	236,611
1,467,338	5.000%, 9/1/2052	1,445,430

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 131,530	5.500%, 9/1/2034	$ 134,748
68,724	5.500%, 1/1/2036	70,677
65,610	5.500%, 4/1/2036	67,504
240,485	5.500%, 4/1/2036	247,300
18,446	6.000%, 9/1/2037	19,191
25,623	6.000%, 11/1/2037	26,698
257,721	6.000%, 11/1/2037	269,147
75,262	7.500%, 7/1/2028	77,468
125,806	7.500%, 2/1/2030	131,700
6,444	8.000%, 2/1/2030	6,817
5,371	8.000%, 10/1/2030	5,665
	TOTAL	31,938,615
	Government National Mortgage Association—0.1%
42	6.000%, 5/15/2024	42
3,804	7.000%, 1/15/2028	3,881
3,640	7.000%, 3/15/2028	3,693
3,932	7.000%, 10/15/2028	4,031
1,159	7.500%, 7/15/2029	1,193
793	7.500%, 8/15/2029	818
14,165	7.500%, 1/15/2031	14,929
	TOTAL	28,587
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $53,683,393)	52,558,952
	U.S. TREASURIES—19.3%
	U.S. Treasury Bonds—6.2%
500,000	1.875%, 2/15/2051	329,887
150,000	2.750%, 11/15/2042	123,850
525,000	2.875%, 8/15/2045	434,445
250,000	2.875%, 5/15/2052	206,789
1,000,000	3.000%, 8/15/2048	845,285
2,500,000	3.125%, 8/15/2044	2,171,033
300,000	4.000%, 11/15/2052	308,117
450,000	4.375%, 5/15/2040	479,300
500,000	6.000%, 2/15/2026	523,746
	TOTAL	5,422,452
	U.S. Treasury Notes—13.1%
250,000	0.250%, 8/31/2025	228,557
1,500,000	0.625%, 10/15/2024	1,416,221
1,500,000	0.750%, 4/30/2026	1,364,661
3,000,000	1.250%, 5/31/2028	2,654,339
500,000	2.625%, 7/31/2029	469,141
1,000,000	2.750%, 5/31/2029	945,820
750,000	2.875%, 8/15/2028	717,285
1,500,000	2.875%, 5/15/2032	1,411,099
600,000	3.500%, 1/31/2030	591,819
750,000	3.500%, 4/30/2030	740,508
1,000,000	3.625%, 3/31/2028	992,344
	TOTAL	11,531,794
	TOTAL U.S. TREASURIES (IDENTIFIED COST $17,951,082)	16,954,246

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.3%
		Federal Home Loan Mortgage Corporation—0.1%
$ 87,752	[1]	REMIC, Series 3331, Class FC, 5.537% (1-month USLIBOR +0.430%), 6/15/2037	$ 86,582
		Government National Mortgage Association—0.5%
447,325		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	421,568
		Non-Agency Mortgage-Backed Securities—7.7%
73,887		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	7,518
87,457		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	79,065
1,065,767		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	863,604
540,167		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	472,182
1,274,612	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.465% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,173,122
1,397,634		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,175,487
1,378,630		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,115,398
1,279,876		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	1,035,500
1,087,024		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	882,188
		TOTAL	6,804,064
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,405,227)	7,312,214
		ASSET-BACKED SECURITIES—5.4%
		Auto Receivables—1.2%
394,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	378,891
429,251		Chase Auto Owner Trust 2022-AA, Class A2, 4.210%, 10/27/2025	425,381
250,000		Ford Credit Auto Lease Trust 2023-A, Class A2A, 5.190%, 6/15/2025	249,068
		TOTAL	1,053,340
		Single Family Rental Securities—1.0%
648,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	534,345
426,471		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	405,158
		TOTAL	939,503
		Student Loans—3.2%
240,911		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	214,900
449,774		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	401,012
304,684		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	274,572
666,892		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	566,236
852,472		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	739,502
617,511	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.207% (1-month USLIBOR +1.100%), 7/15/2053	610,785
		TOTAL	2,807,007
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,272,228)	4,799,850
		GOVERNMENT AGENCIES—4.7%
		Federal Home Loan Bank System—2.3%
2,000,000		5.000%, 2/28/2025	2,012,761
		Tennessee Valley Authority Bonds—2.4%
2,200,000		2.875%, 2/1/2027	2,107,355
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,196,993)	4,120,116
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.5%
		Agency Commercial Mortgage-Backed Securities—1.5%
467,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	445,016
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	928,561
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,345,227)	1,373,577

Principal Amount or Shares		Value
	INVESTMENT COMPANY—0.9%
758,455	Federated Hermes Government Obligations Fund, Premier Shares, 4.95%[2] (IDENTIFIED COST $758,455)	$ 758,455
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $91,612,605)	87,877,410
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	53,233
	TOTAL NET ASSETS—100%	$87,930,643
At May 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5-Year Long Futures	25	$2,726,953	September 2023	$9,691
United States Treasury Notes 10-Year Long Futures	7	$801,281	September 2023	$6,045
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$15,736
The average notional value of long future contracts held by the Fund throughout the period was $3,539,105. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2023	$1,878,069
Purchases at Cost	$3,127,973
Proceeds from Sales	$(4,247,587)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2023	$758,455
Shares Held as of 5/31/2023	758,455
Dividend Income	$13,731

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$52,558,952	$—	$52,558,952
U.S. Treasuries	—	16,954,246	—	16,954,246
Collateralized Mortgage Obligations	—	7,312,214	—	7,312,214
Asset-Backed Securities	—	4,799,850	—	4,799,850
Government Agencies	—	4,120,116	—	4,120,116
Commercial Mortgage-Backed Securities	—	1,373,577	—	1,373,577
Investment Company	758,455	—	—	758,455
TOTAL SECURITIES	$758,455	$87,118,955	$—	$87,877,410
Other Financial Instruments:[1]
Assets	$15,736	$—	$—	$15,736
TOTAL OTHER FINANCIAL INSTRUMENTS	$15,736	$—	$—	$15,736

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate